Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - Pension - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 98,729	$ 879,335
Accumulated benefit obligation	85,548	792,912
Fair value of plan assets	$ 560	$ 638,106